Comprehensive Income	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Comprehensive Income

NOTE 15

Changes in Accumulated Other Comprehensive (Loss) Income

AOCI is a balance sheet item in the Shareholders' Equity section of the Company's Consolidated Balance Sheets. It is comprised of items that have not been recognized in earnings but may be recognized in earnings in the future when certain events occur. Changes in each component of AOCI for the three years ended December 31 were as follows:

(Millions), net of tax(a)	Net Unrealized Gains (Losses) on Investment Securities	Net Unrealized Gains (Losses) on Cash Flow Hedges		Foreign Currency Translation Adjustments	Net Unrealized Pension and Other Postretirement Benefit Losses	Accumulated Other Comprehensive (Loss) Income
Balances as of December 31, 2009	$507		$(28)	$(722)	$(469)	$(712)
Impact of the adoption of GAAP(b)	(315)					(315)
Net unrealized gains (losses)	(139)		(2)			(141)
Reclassification for realized (gains) losses into earnings	4		23	(2)		25
Net translation of investments in foreign operations				189		189
Net gains related to hedges of investment in foreign operations				32		32
Pension and other postretirement benefit losses					5	5
Net change in accumulated other comprehensive (loss) income	(450)		21	219	5	(205)
Balances as of December 31, 2010	57		(7)	(503)	(464)	(917)
Net unrealized gains (losses)	245		(2)			243
Reclassification for realized (gains) losses into earnings	(14)		8			(6)
Net translation of investments in foreign operations				(153)		(153)
Net losses related to hedges of investment in foreign operations				(26)		(26)
Pension and other postretirement benefit losses					(17)	(17)
Net change in accumulated other comprehensive (loss) income	231		6	(179)	(17)	41
Balances as of December 31, 2011	288		(1)	(682)	(481)	(876)
Net unrealized gains (losses)	106					106
Reclassification for realized (gains) losses into earnings	(79)		1	1		(77)
Net translation of investments in foreign operations				215		215
Net losses related to hedges of investment in foreign operations				(288)		(288)
Pension and other postretirement benefit losses					(7)	(7)
Net change in accumulated other comprehensive (loss) income	27		1	(72)	(7)	(51)
Balances as of December 31, 2012	$315	$	―	$(754)	$(488)	$(927)

  The following table shows the tax impact for the three years ended December 31 for the changes in each component of accumulated other comprehensive (loss) income:

(Millions)	2012	2011	2010
Investment securities	$7	$149	$(272)
Cash flow hedges	1	3	11
Foreign currency translation adjustments	24	(40)	22
Net investment hedges	(176)	(14)	(396)
Pension and other postretirement benefit losses	―	(7)	18
Total tax impact	$(144)	$91	$(617)

  As a result of the adoption of new GAAP governing consolidations and VIEs, the Company no longer presents within its Consolidated Financial Statements the effects of the retained subordinated securities issued by previously unconsolidated VIEs related to the Company's cardmember loan securitization programs.